Financial Liabilities at Amortised Cost (Details) - Schedule of maturities of senior bonds - Senior Bonds [Member] - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Schedule of maturities of senior bonds [Abstract]
Total senior bonds	$ 7,080,472	$ 6,846,834
Due within 1 year [Member]
Schedule of maturities of senior bonds [Abstract]
Total senior bonds	482,696	1,158,301
Due After 1 Year But Within 2 Years [Member]
Schedule of maturities of senior bonds [Abstract]
Total senior bonds	1,185,935	511,144
Due after 2 year but within 3 years [Member]
Schedule of maturities of senior bonds [Abstract]
Total senior bonds	1,599,241	1,285,409
Due after 3 year but within 4 years [Member]
Schedule of maturities of senior bonds [Abstract]
Total senior bonds	1,282,436	1,549,769
Due after 4 year but within 5 years [Member]
Schedule of maturities of senior bonds [Abstract]
Total senior bonds	408,607	616,750
Due after 5 years [Member]
Schedule of maturities of senior bonds [Abstract]
Total senior bonds	$ 2,121,557	$ 1,725,461